Shareholder Report, Holdings (Details)	Sep. 30, 2024
BNY Mellon Natural Resources Fund - Class A | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund - Class A | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund - Class A | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class A | International Paper Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class A | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class A | Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
BNY Mellon Natural Resources Fund - Class A | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund - Class A | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund - Class A | Capstone Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund - Class A | Darling Ingredients, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
BNY Mellon Natural Resources Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
BNY Mellon Natural Resources Fund - Class A | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Natural Resources Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Natural Resources Fund - Class A | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Natural Resources Fund - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
BNY Mellon Natural Resources Fund - Class C | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund - Class C | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund - Class C | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class C | International Paper Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class C | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class C | Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
BNY Mellon Natural Resources Fund - Class C | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund - Class C | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund - Class C | Capstone Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund - Class C | Darling Ingredients, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
BNY Mellon Natural Resources Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
BNY Mellon Natural Resources Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Natural Resources Fund - Class C | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Natural Resources Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
BNY Mellon Natural Resources Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Natural Resources Fund - Class I | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund - Class I | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund - Class I | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class I | International Paper Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class I | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund - Class I | Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
BNY Mellon Natural Resources Fund - Class I | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund - Class I | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund - Class I | Capstone Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund - Class I | Darling Ingredients, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
BNY Mellon Natural Resources Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
BNY Mellon Natural Resources Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Natural Resources Fund - Class I | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Natural Resources Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
BNY Mellon Natural Resources Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Natural Resources Fund- Class Y | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund- Class Y | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
BNY Mellon Natural Resources Fund- Class Y | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund- Class Y | International Paper Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund- Class Y | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Natural Resources Fund- Class Y | Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
BNY Mellon Natural Resources Fund- Class Y | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund- Class Y | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Natural Resources Fund- Class Y | Capstone Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund- Class Y | Darling Ingredients, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
BNY Mellon Natural Resources Fund- Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
BNY Mellon Natural Resources Fund- Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
BNY Mellon Natural Resources Fund- Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Natural Resources Fund- Class Y | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Natural Resources Fund- Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Natural Resources Fund- Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.